Organization and Principal Activities (Tables)	12 Months Ended
Feb. 29, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Details of Subsidiaries, VIEs and VIEs' Subsidiaries

As of February 29, 2020, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as at February 29, 2020(4)	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Education and management consulting service
Shanghai Shiji Human Resources Service Co., Ltd. ("Shiji")	November 1, 2019	Shanghai	100%	Human resource consulting service
Variable interest entities:
Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment") (1)	March 13, 2007	Shanghai	100%	After-school tutoring
Shanghai Four Seasons Education and Training Co., Ltd. ("Shanghai Four Seasons")	March 12, 2014	Shanghai	100%	After-school tutoring
VIEs' subsidiaries:
Shanghai Tongfang Technology Further Education School ("Tongfang School") (1)	May 16, 2013	Shanghai	100%	After-school tutoring
Taicang Four Seasons Education and Training Center ("Taicang School")	August 1, 2015	Jiangsu	100%	After-school tutoring
Jiangxi Four Seasons Investment Management Co., Ltd. ("Jiangxi Investment")	September 16, 2015	Jiangxi	70%	After-school tutoring
Anhui Four Seasons Education Consulting Co., Ltd. ("Anhui Consulting")	August 1, 2016	Anhui	51%	After-school tutoring
Four Seasons Class Training Co., Ltd. ("Four Seasons Class")	September 1, 2016	Shanghai	100%	After-school tutoring
Taicang Four Seasons Education Technology Co., Ltd. ("Taicang Four Seasons")	November 4, 2016	Jiangsu	100%	After-school tutoring
Shanghai Shane Education Consulting Co., Ltd. ("Shane Education")	January 1, 2017	Shanghai	70%	Language education
Shanghai Shane English Training School ("Shane School")	January 1, 2017	Shanghai	70%	Language education
Shanghai Saxon English School ("Saxon School")	January 1, 2017	Shanghai	70%	Language education
Suzhou Four Seasons Education Technology Co., Ltd. ("Suzhou Four Seasons")	January 20, 2017	Jiangsu	100%	After-school tutoring
Shanghai Four Seasons Youth Education Technology Co., Ltd. ("Four Seasons Youth") (2)	January 20, 2017	Shanghai	100%	Education consulting service
Shanghai Jing'an Modern Art Culture Education School ("Modern Art School")	January 25, 2017	Shanghai	100%	After-school tutoring
Nanchang Honggutan New Area Four Seasons Training School (“Honggutan Four Seasons”)	March 15, 2017	Jiangxi	70%	After-school tutoring
Changzhou Fuxi Education Technology Co., Ltd. ("Changzhou Fuxi")	April 14, 2017	Jiangsu	70%	After-school tutoring
Wuxi Fuxi Education Consulting Co., Ltd. (“Wuxi Fuxi”)	June 21, 2017	Jiangsu	67%	After-school tutoring
Fujian Four Seasons Education Consulting Co., Ltd. ("Fujian Four Seasons")	December 3, 2017	Fujian	51%	After-school tutoring
Shanghai Wupin Education Consulting Services Co., Ltd. ("Wupin")	March 1, 2018	Shanghai	90%	Education consulting service
Shanghai Jing'an Yuancheng Education and Training Center ("Yuancheng Center")	March 1, 2018	Shanghai	90%	Early childhood tutoring
Shanghai Pinran Information Technology Co., Ltd. ("Pinran") (3)	March 1, 2018	Shanghai	90%	Education consulting service
Shenzhen Four Seasons Education and Training Co., Ltd. ("Shenzhen Four Seasons")	March 16, 2018	Guangdong	79%	After-school tutoring

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as at February 29, 2020	Principal activities
VIEs' subsidiaries: - continued
Shanghai Juetai Technology Co., Ltd. ("Juetai")	April 24, 2018	Shanghai	100%	Management consulting service
Shanghai Four Seasons Education Research Institute ("Research Institute")	June 5, 2018	Shanghai	100%	Education research
Zhuji Four Seasons Training Center Co., Ltd. ("Zhuji Four Seasons")	June 12, 2018	Zhejiang	51%	After-school tutoring
Shanghai Jing'an Four Seasons Bridge Club ("Bridge Club")	June 21, 2018	Shanghai	100%	Bridge training
Siqiang (Shanghai) Consulting Management Co., Ltd. ("Siqiang")	July 27, 2018	Shanghai	100%	Management consulting service
Shenzhen Four Seasons Caina Education Technology Co., Ltd. ("Shenzhen Caina")	August 13, 2018	Guangdong	100%	After-school tutoring
Taijie Investment Management (Shanghai) Co., Ltd. ("Taijie")	August 28, 2018	Shanghai	100%	Education consulting service
Shanghai Fantasy Business Consulting Co., Ltd. ("Fantasy")	September 1, 2018	Shanghai	51%	Management consulting service
Shanghai Huangpu Fantasy Further Education School ("Fantasy School")	September 1, 2018	Shanghai	51%	Art education
Chongqing Jianzhi Education Information Consulting Co., Ltd. ("Chongqing Jianzhi")	September 1, 2018	Chongqing	51%	Education consulting service
Chongqing Jingzhan Math Training Center Co., Ltd. ("Chongqing School")	September 1, 2018	Chongqing	51%	After-school tutoring
Changzhou Tianning Four Seasons Training Center Co., Ltd. ("Changzhou Tianning")	September 29, 2018	Jiangsu	70%	After-school tutoring
Huai'an Four Seasons Art Training Co., Ltd. ("Huai'an Four Seasons")	March 6, 2019	Jiangsu	60%	After-school tutoring
Fuzhou Cangshan Four Seasons Training Center Co., Ltd. ("Fuzhou Cangshan")	May 9, 2019	Fujian	51%	After-school tutoring
Huangshan Four Seasons Research and Learning Education Development Co., Ltd. ("Huangshan R&L")	June 5, 2019	Anhui	65%	Study tour service
Huangshan Four Seasons Education Development Co., Ltd. ("Huangshan Education Development")	June 5, 2019	Anhui	95%	Study tour service
Shanghai JPUE Information Service Co., Ltd. ("JPUE")	July 1, 2019	Shanghai	70%	Overseas study service
Shenzhen Luohu District Four Seasons Caina Education and Training Center Co., Ltd. ("Luohu Caina")	September 20, 2019	Guangdong	100%	After-school tutoring
Wuxi Four Seasons Education and Training Center Co., Ltd. ("Wuxi Four Seasons")	November 1, 2019	Jiangsu	60%	After-school tutoring

(1)

On March 1, 2020, Shanghai Fuxi terminated the contractual arrangements with Four Seasons Investment including the exclusive service agreement, exclusive call option agreement, equity pledge agreement and shareholder voting rights proxy agreement. At the same time, the ownership of the learning center previously held by Four Seasons Investment namely Tongfang School was transferred to the other VIE of the Company, namely Shanghai Four Seasons. Other than Tongfang School, the assets and liabilities held by Four Seasons Investment were immaterial.

(2)

Previously known as "Shanghai Four Seasons Only Education Technology Co., Ltd." and the legal name of the subsidiary was changed to "Shanghai Four Seasons Youth Education Technology Co., Ltd.", effective from September 23, 2019.

(3)

Previously known as "Shanghai Yuancheng Education and Training Co., Ltd." and the legal name of the subsidiary was changed to "Shanghai Pinran Information Technology Co., Ltd.", effective from January 3, 2020.

(4)	During the year ended February 29, 2020, the Group acquired equity interests from the non-controlling interest holders for total cash consideration of RMB3,335(US$477).